Land Use Rights, Net (Detail Textuals) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)
Land Use Rights, Net [Abstract]
Amortization expenses for land use rights	¥ 2,827